Note 22 - Liabilities under reinsurance and insurance contracts (Tables)	6 Months Ended
Jun. 30, 2018
Assets and Liabilities Under reinsurance and insurance contracts
Technical Reserves by type of insurance product
Technical Reserves by type of insurance product (Millions of euros)
	June 2018	December 2017
Mathematical reserves	8,134	7,961
Provision for unpaid claims reported	645	631
Provisions for unexpired risks and other provisions	721	631
Total	9,500	9,223